JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 123.3%
COMMON STOCKS — 122.1%
Aerospace & Defense — 3.8%
General Dynamics Corp. (a)	417	76,132
Northrop Grumman Corp. (a)	124	46,459
United Technologies Corp.	384	52,488

		175,079

Banks — 4.9%
Bank of America Corp. (a)	2,157	62,910
Citigroup, Inc.	1,173	81,052
First Horizon National Corp.	145	2,346
First Republic Bank	167	16,106
KeyCorp	2,243	40,016
Wells Fargo & Co.	538	27,162

		229,592

Beverages — 2.5%
Coca-Cola Co. (The) (a)	1,278	69,582
Constellation Brands, Inc., Class A	146	30,173
PepsiCo, Inc. (a)	128	17,543

		117,298

Biotechnology — 4.0%
AbbVie, Inc.	857	64,905
Alexion Pharmaceuticals, Inc. *	143	14,000
Biogen, Inc. *	50	11,587
Celgene Corp. *	762	75,645
Regeneron Pharmaceuticals, Inc. *	16	4,404
Vertex Pharmaceuticals, Inc. *	90	15,295

		185,836

Building Products — 0.3%
Allegion plc	88	9,105
Masco Corp.	173	7,195

		16,300

Capital Markets — 1.9%
Ameriprise Financial, Inc.	139	20,431
Intercontinental Exchange, Inc.	29	2,659
Morgan Stanley (a)	1,486	63,387

		86,477

Chemicals — 6.8%
Air Products & Chemicals, Inc.	196	43,435
Celanese Corp.	518	63,285
Corteva, Inc.	1,056	29,562
DuPont de Nemours, Inc.	919	65,526
FMC Corp.	108	9,442
Linde plc (United Kingdom)	547	106,037

		317,287

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	358	41,147

Consumer Finance — 1.1%
American Express Co.	452	53,516

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	641	38,701

Electric Utilities — 4.8%
American Electric Power Co., Inc.	366	34,314
Edison International	427	32,185
Entergy Corp.	264	30,951
Exelon Corp.	360	17,409
NextEra Energy, Inc. (a)	285	66,425
Xcel Energy, Inc.	659	42,780

		224,064

Electrical Equipment — 0.2%
Eaton Corp. plc	99	8,265

Entertainment — 1.6%
Electronic Arts, Inc. *	444	43,420
Netflix, Inc. * (a)	119	31,808

		75,228

Equity Real Estate Investment Trusts (REITs) — 3.7%
Equinix, Inc.	36	20,754
Invitation Homes, Inc.	165	4,898
JBG SMITH Properties	299	11,741
Prologis, Inc.	824	70,224
Ventas, Inc.	579	42,248
VICI Properties, Inc.	299	6,763
WP Carey, Inc.	187	16,721

		173,349

Food Products — 0.9%
General Mills, Inc.	189	10,401
Mondelez International, Inc., Class A (a)	566	31,289

		41,690

Health Care Equipment & Supplies — 4.5%
Becton Dickinson and Co.	142	35,866
Boston Scientific Corp. * (a)	1,915	77,902
Intuitive Surgical, Inc. *	35	18,961
Zimmer Biomet Holdings, Inc. (a)	559	76,781

		209,510

Health Care Providers & Services — 3.2%
Anthem, Inc.	15	3,623
Cigna Corp. (a)	366	55,500
HCA Healthcare, Inc.	145	17,508
UnitedHealth Group, Inc. (a)	255	55,468
Universal Health Services, Inc., Class B	108	16,127

		148,226

Hotels, Restaurants & Leisure — 2.9%
Hilton Worldwide Holdings, Inc.	242	22,565
McDonald’s Corp.	216	46,360
Royal Caribbean Cruises Ltd.	140	15,200
Yum! Brands, Inc.	466	52,881

		137,006

Household Durables — 0.1%
Lennar Corp., Class A	90	5,004

Household Products — 1.7%
Procter & Gamble Co. (The)	657	81,689

Industrial Conglomerates — 2.2%
Honeywell International, Inc.	599	101,356

Insurance — 3.3%
Arthur J Gallagher & Co.	413	36,969
Axis Capital Holdings Ltd.	160	10,655
Chubb Ltd.	88	14,173

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Hartford Financial Services Group, Inc. (The)	377	22,874
MetLife, Inc.	568	26,780
Progressive Corp. (The)	376	29,065
Reinsurance Group of America, Inc.	31	5,024
Willis Towers Watson plc	47	9,095

		154,635

Interactive Media & Services — 6.5%
Alphabet, Inc., Class A * (a)	101	123,805
Alphabet, Inc., Class C * (a)	91	111,309
Facebook, Inc., Class A * (a)	338	60,117
Snap, Inc., Class A *	405	6,407

		301,638

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc. * (a)	116	200,511
Expedia Group, Inc.	75	10,035

		210,546

IT Services — 9.7%
Automatic Data Processing, Inc. (a)	331	53,372
Cognizant Technology Solutions Corp., Class A	217	13,048
Fidelity National Information Services, Inc. (a)	584	77,476
Fiserv, Inc. * (a)	988	102,303
Leidos Holdings, Inc.	386	33,118
Mastercard, Inc., Class A (a)	363	98,545
PayPal Holdings, Inc. *	438	45,390
WEX, Inc. *	133	26,888

		450,140

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	138	40,226

Machinery — 1.5%
Deere & Co.	42	7,048
Ingersoll-Rand plc	332	40,883
Stanley Black & Decker, Inc.	158	22,786

		70,717

Media — 4.3%
Charter Communications, Inc., Class A *	145	59,840
Comcast Corp., Class A (a)	2,469	111,324
Discovery, Inc., Class A *	1,157	30,820

		201,984

Multi-Utilities — 0.1%
CMS Energy Corp.	75	4,816

Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	582	69,068
Concho Resources, Inc.	154	10,438
Diamondback Energy, Inc.	514	46,206
EOG Resources, Inc. (a)	414	30,762
Marathon Petroleum Corp. (a)	1,392	84,575
ONEOK, Inc.	169	12,475
Parsley Energy, Inc., Class A	1,313	22,059
Pioneer Natural Resources Co. (a)	273	34,351
TC Energy Corp. (Canada)	314	16,277

		326,211

Pharmaceuticals — 3.7%
Allergan plc	70	11,766
Bristol-Myers Squibb Co.	776	39,361
Elanco Animal Health, Inc. *	147	3,906
Eli Lilly & Co.	304	33,968
Merck & Co., Inc. (a)	622	52,334
Pfizer, Inc.	830	29,838

		171,173

Road & Rail — 3.2%
Canadian Pacific Railway Ltd. (Canada)	67	14,904
Lyft, Inc., Class A *	224	9,134
Norfolk Southern Corp. (a)	468	84,146
Union Pacific Corp. (a)	254	41,132

		149,316

Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc. *	1,402	40,647
Analog Devices, Inc.	106	11,842
ASML Holding NV (Registered), NYRS (Netherlands)	51	12,693
Broadcom, Inc. (a)	285	78,804
NVIDIA Corp. (a)	148	25,694
NXP Semiconductors NV (Netherlands)	407	44,405
ON Semiconductor Corp. *	249	4,792
QUALCOMM, Inc.	250	19,090
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	633	29,442
Teradyne, Inc.	85	4,909
Texas Instruments, Inc. (a)	380	49,058
Xilinx, Inc.	45	4,285

		325,661

Software — 8.1%
Intuit, Inc.	112	29,671
Microsoft Corp. (a)	1,962	272,775
salesforce.com, Inc. * (a)	502	74,552

		376,998

Specialty Retail — 4.8%
AutoZone, Inc. * (a)	20	21,621
Best Buy Co., Inc.	158	10,891
Home Depot, Inc. (The) (a)	333	77,340
Lowe’s Cos., Inc.	220	24,157
O’Reilly Automotive, Inc. *	97	38,656
Ross Stores, Inc.	200	21,979
TJX Cos., Inc. (The)	511	28,501

		223,145

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. (a)	657	147,118

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	566	53,130
VF Corp.	58	5,169

		58,299

Tobacco — 0.3%
Philip Morris International, Inc.	191	14,497

TOTAL COMMON STOCKS (Cost $3,772,469)		5,693,740

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $55,346)	55,329	55,346

TOTAL LONG POSITIONS (Cost $3,827,815)		5,749,086

SHORT POSITIONS — (23.8)%
COMMON STOCKS — (23.8)%
Aerospace & Defense — (0.4)%
Huntington Ingalls Industries, Inc.	(87)	(18,378)

Air Freight & Logistics — (0.6)%
CH Robinson Worldwide, Inc.	(224)	(18,965)
Expeditors International of Washington, Inc.	(126)	(9,391)

		(28,356)

Auto Components — (0.3)%
Autoliv, Inc. (Sweden)	(177)	(13,964)

Banks — (0.8)%
BancorpSouth Bank	(246)	(7,271)
Bank of Hawaii Corp.	(107)	(9,184)
Commerce Bancshares, Inc.	(137)	(8,332)
Fulton Financial Corp.	(205)	(3,317)
Old National Bancorp	(140)	(2,402)
People’s United Financial, Inc.	(472)	(7,386)

		(37,892)

Biotechnology — (0.2)%
Amgen, Inc.	(59)	(11,472)

Building Products — (0.4)%
Fortune Brands Home & Security, Inc.	(62)	(3,397)
Johnson Controls International plc	(243)	(10,672)
Lennox International, Inc.	(18)	(4,470)

		(18,539)

Chemicals — (1.2)%
Albemarle Corp.	(191)	(13,250)
Ecolab, Inc.	(88)	(17,353)
LyondellBasell Industries NV, Class A	(158)	(14,118)
PPG Industries, Inc.	(85)	(10,109)

		(54,830)

Communications Equipment — (0.1)%
Juniper Networks, Inc.	(274)	(6,783)

Containers & Packaging — (0.7)%
Avery Dennison Corp.	(20)	(2,280)
Ball Corp.	(124)	(9,058)
International Paper Co.	(287)	(12,011)
Sonoco Products Co.	(133)	(7,764)

		(31,113)

Electric Utilities — (1.0)%
Duke Energy Corp.	(173)	(16,598)
Eversource Energy	(130)	(11,103)
Pinnacle West Capital Corp.	(103)	(10,014)
PPL Corp.	(144)	(4,534)
Southern Co. (The)	(95)	(5,870)

		(48,119)

Electrical Equipment — (0.4)%
Acuity Brands, Inc.	(74)	(9,990)
Hubbell, Inc.	(71)	(9,354)

		(19,344)

Energy Equipment & Services — (0.8)%
Baker Hughes a GE Co.	(582)	(13,501)
Halliburton Co.	(811)	(15,284)
Helmerich & Payne, Inc.	(47)	(1,873)
National Oilwell Varco, Inc.	(213)	(4,507)
Schlumberger Ltd.	(113)	(3,850)

		(39,015)

Entertainment — (0.2)%
Take-Two Interactive Software, Inc. *	(74)	(9,334)

Equity Real Estate Investment Trusts (REITs) — (1.6)%
Apartment Investment & Management Co., Class A	(145)	(7,583)
Digital Realty Trust, Inc.	(38)	(4,884)
Duke Realty Corp.	(146)	(4,971)
Extra Space Storage, Inc.	(86)	(10,072)
Iron Mountain, Inc.	(48)	(1,545)
Kimco Realty Corp.	(373)	(7,780)
Realty Income Corp.	(90)	(6,913)
Simon Property Group, Inc.	(183)	(28,424)
Welltower, Inc.	(35)	(3,214)

		(75,386)

Food & Staples Retailing — (0.8)%
Kroger Co. (The)	(681)	(17,561)
Sysco Corp.	(62)	(4,913)
Walgreens Boots Alliance, Inc.	(257)	(14,232)

		(36,706)

Food Products — (0.2)%
Campbell Soup Co.	(176)	(8,258)
Kellogg Co.	(5)	(298)

		(8,556)

Health Care Equipment & Supplies — (0.2)%
Stryker Corp.	(53)	(11,538)

Health Care Providers & Services — (1.3)%
AmerisourceBergen Corp.	(157)	(12,917)
Cardinal Health, Inc.	(299)	(14,102)
CVS Health Corp.	(201)	(12,678)
Henry Schein, Inc. *	(297)	(18,832)

		(58,529)

Hotels, Restaurants & Leisure — (0.4)%
Chipotle Mexican Grill, Inc. *	(10)	(8,384)
Choice Hotels International, Inc.	(51)	(4,558)
Marriott International, Inc., Class A	(19)	(2,303)
Starbucks Corp.	(51)	(4,498)

		(19,743)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Products — (0.5)%
Church & Dwight Co., Inc.	(31)	(2,358)
Clorox Co. (The)	(87)	(13,154)
Colgate-Palmolive Co.	(126)	(9,242)

		(24,754)

Industrial Conglomerates — (0.4)%
3M Co.	(120)	(19,776)

Insurance — (0.8)%
Everest Re Group Ltd.	(29)	(7,718)
Globe Life, Inc.	(79)	(7,551)
Marsh & McLennan Cos., Inc.	(93)	(9,291)
Principal Financial Group, Inc.	(85)	(4,885)
Travelers Cos., Inc. (The)	(54)	(8,012)

		(37,457)

Internet & Direct Marketing Retail — (0.7)%
eBay, Inc.	(793)	(30,924)

IT Services — (0.9)%
Infosys Ltd., ADR (India)	(852)	(9,688)
Jack Henry & Associates, Inc.	(62)	(8,998)
Paychex, Inc.	(55)	(4,566)
Western Union Co. (The)	(722)	(16,720)

		(39,972)

Leisure Products — (0.2)%
Mattel, Inc. *	(617)	(7,025)

Life Sciences Tools & Services — (0.7)%
Agilent Technologies, Inc.	(128)	(9,836)
Mettler-Toledo International, Inc. *	(7)	(4,686)
Waters Corp. *	(87)	(19,394)

		(33,916)

Machinery — (0.6)%
Caterpillar, Inc.	(55)	(6,886)
Donaldson Co., Inc.	(233)	(12,156)
Illinois Tool Works, Inc.	(61)	(9,608)

		(28,650)

Media — (1.2)%
AMC Networks, Inc., Class A *	(85)	(4,178)
Fox Corp., Class A	(502)	(15,831)
Interpublic Group of Cos., Inc. (The)	(579)	(12,482)
Omnicom Group, Inc.	(277)	(21,664)

		(54,155)

Multiline Retail — (0.2)%
Kohl’s Corp.	(159)	(7,883)
Macy’s, Inc.	(151)	(2,342)

		(10,225)

Multi-Utilities — (0.8)%
Consolidated Edison, Inc.	(108)	(10,249)
Dominion Energy, Inc.	(323)	(26,179)
DTE Energy Co.	(18)	(2,411)

		(38,839)

Oil, Gas & Consumable Fuels — (1.7)%
Apache Corp.	(527)	(13,483)
Enbridge, Inc. (Canada)	(443)	(15,541)
Exxon Mobil Corp.	(380)	(26,806)
Hess Corp.	(113)	(6,862)
HollyFrontier Corp.	(90)	(4,804)
Kinder Morgan, Inc.	(137)	(2,826)
Valero Energy Corp.	(55)	(4,659)
Williams Cos., Inc. (The)	(183)	(4,410)

		(79,391)

Paper & Forest Products — (0.2)%
Domtar Corp.	(234)	(8,393)

Professional Services — (0.3)%
Robert Half International, Inc.	(234)	(13,030)

Road & Rail — (0.4)%
JB Hunt Transport Services, Inc.	(98)	(10,791)
Uber Technologies, Inc. *	(103)	(3,146)
Werner Enterprises, Inc.	(78)	(2,743)

		(16,680)

Semiconductors & Semiconductor Equipment — (0.3)%
Intel Corp.	(230)	(11,827)
Qorvo, Inc. *	(31)	(2,280)

		(14,107)

Software — (0.5)%
Adobe, Inc. *	(32)	(8,788)
Citrix Systems, Inc.	(116)	(11,193)
Splunk, Inc. *	(37)	(4,309)

		(24,290)

Specialty Retail — (0.4)%
Bed Bath & Beyond, Inc.	(318)	(3,386)
CarMax, Inc. *	(55)	(4,851)
Tiffany & Co.	(45)	(4,196)
Ulta Beauty, Inc. *	(16)	(4,104)

		(16,537)

Technology Hardware, Storage & Peripherals — (1.4)%
Hewlett Packard Enterprise Co.	(622)	(9,442)
HP, Inc.	(432)	(8,180)
NetApp, Inc.	(98)	(5,163)
Seagate Technology plc	(449)	(24,143)
Western Digital Corp.	(313)	(18,662)

		(65,590)

TOTAL COMMON STOCKS (Proceeds $(1,178,498))		(1,111,308)

TOTAL SHORT POSITIONS (Proceeds $(1,178,498))		(1,111,308)

Total Investments — 99.5% (Cost $2,649,317)		4,637,778
Other Assets Less Liabilities — 0.5%		23,940

Net Assets — 100.0%		4,661,718

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	All or a portion of the security is segregated for short sales. The total value of securities segregated as collateral is Approximately $1,509,792,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	245	12/2019	USD	36,468	(204)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,749,086	$—	$—	$5,749,086

Total Liabilities for Securities Sold Short (a)	$(1,111,308)	$—	$—	$(1,111,308)

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(204)	$—	$—	$(204)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$78,086	$1,672,662	$1,695,393	$(7)	$(2)	$55,346	55,329	$636	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.